                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03626

                                 CITIZENS FUNDS

                               One Harbour Place
                        Portsmouth, New Hampshire 03801

                                 Sophia Collier
                            Citizens Advisers, Inc.
                               One Harbour Place
                              Portsmouth, NH 03801

Registrant's telephone number, including area code: 1-603-436-5152

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                              SHARES       VALUE($)
-----------------------------------------------       -------      --------
COMMON STOCKS - 99.4%

AIR FREIGHT - 1.6%
FedEx Corp.                                            42,700        4,587

APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., Class B                                    30,300        3,220

BANKS - 6.4%
Banco Santander Central Hispano SA ADR                198,000        3,530
ICICI Bank Ltd. ADR                                    83,400        3,065
UBS AG ADR                                            106,900        6,353
Wells Fargo & Co.                                     164,000        5,647
                                                                    ------
                                                                    18,595
BIOTECHNOLOGY - 1.7%
Roche Holding AG ADR                                   54,300        4,781

CHEMICALS - 3.1%
Amgen, Inc. (a)                                        65,900        3,682
Praxair, Inc.                                          85,600        5,390
                                                                    ------
                                                                     9,072
COMPUTERS - 8.9%
Apple, Inc. (a)                                        42,500        3,949
Corning, Inc. (a)                                     193,700        4,405
Google, Inc., Class A (a)                               7,800        3,574
Hewlett-Packard Co.                                   114,000        4,575
Microsoft Corp.                                       143,400        3,997
Oracle Corp. (a)                                      283,100        5,132
                                                                    ------
                                                                    25,632
ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.                                   95,800        4,128

ELECTRONICS - 4.6%
Cisco Systems, Inc. (a)                               165,000        4,211
Garmin Ltd.                                            44,000        2,383
NVIDIA Corp. (a)                                       92,000        2,648
Thermo Fisher Scientific, Inc. (a)                     86,300        4,035
                                                                    ------
                                                                    13,277
ENERGY & UTILITIES - 10.8%
Allegheny Energy, Inc. (a)                             78,500        3,857
Baker Hughes, Inc.                                     60,000        3,968
ConocoPhillips                                         52,000        3,554
GlobalSantaFe Corp.                                    64,200        3,960
Silvan Power Co. (a) (b)                               24,000            0
The AES Corp. (a)                                     176,400        3,796
Transocean, Inc. (a)                                   75,600        6,177
Vulcan Power Co., Class A (a) (b)                      40,000            0
XTO Energy, Inc.                                      106,000        5,810
                                                                    ------
                                                                    31,122

SECURITY                                               SHARES      VALUE($)
-----------------------------------------------       -------      --------
ENTERTAINMENT - 1.7%
The Walt Disney Co.                                   140,000        4,820

FINANCIAL - DIVERSIFIED - 4.6%
JPMorgan Chase & Co.                                  103,700        5,017
Lehman Brothers Holdings, Inc.                         45,100        3,160
Merrill Lynch & Co., Inc.                              62,300        5,088
                                                                    ------
                                                                    13,265
FINANCIAL SERVICES - 3.4%
Franklin Resources, Inc.                               39,700        4,797
Prudential Financial, Inc.                             55,200        4,982
                                                                    ------
                                                                     9,779
FOODS - 3.1%
Hansen Natural Corp. (a)                               58,200        2,205
PepsiCo, Inc.                                         104,500        6,642
                                                                    ------
                                                                     8,847
HEALTHCARE - 5.9%
Becton, Dickinson & Co.                                55,800        4,290
C.R. Bard, Inc.                                        35,300        2,807
Hologic, Inc. (a)                                      43,800        2,525
Intuitive Surgical, Inc. (a)                           22,400        2,723
WellPoint, Inc. (a)                                    57,400        4,655
                                                                    ------
                                                                    17,000
INSURANCE - 3.6%
Aflac, Inc.                                            79,800        3,755
American International Group, Inc.                     98,200        6,601
                                                                    ------
                                                                    10,356
INVESTMENT BANKING & BROKERAGE - 2.0%
Affiliated Managers Group, Inc. (a)                    20,400        2,210
The Goldman Sachs Group, Inc.                          17,400        3,596
                                                                    ------
                                                                     5,806
MANUFACTURING - 10.9%
Crown Holdings, Inc. (a)                              100,000        2,446
Danaher Corp.                                          67,000        4,787
National-Oilwell Varco, Inc. (a)                       60,600        4,714
Oshkosh Truck Corp.                                    43,600        2,311
Precision Castparts Corp.                              61,600        6,409
The Procter & Gamble Co.                              111,800        7,062
Roper Industries, Inc.                                 70,100        3,847
                                                                    ------
                                                                    31,576
MULTIMEDIA - 1.4%
News Corp., Class B                                   166,000        4,062

OFFICE EQUIPMENT & SUPPLIES - 1.0%
CANON, Inc. ADR                                        55,000        2,952

PHARMACEUTICALS - 2.6%
Schering-Plough Corp.                                 164,700        4,202
Sepracor, Inc. (a)                                     70,025        3,265
                                                                    ------
                                                                     7,467

SECURITY                                              SHARES       VALUE($)
-----------------------------------------------       -------      --------
RAILROADS - 1.1%
Norfolk Southern Corp.                                 61,800        3,127

REAL ESTATE - 1.2%
CB Richard Ellis Group, Inc., Class A (a)              82,200        2,810
Simon Property Group, Inc.                              5,000          556
                                                                   -------
                                                                     3,366
RESTAURANTS - 1.1%
Starbucks Corp. (a)                                    99,000        3,105

RETAIL - 8.9%
Best Buy Co., Inc.                                     66,800        3,254
Coach, Inc. (a)                                        78,000        3,905
CVS/Caremark Corp.                                    155,400        5,306
Kohl's Corp. (a)                                       42,700        3,271
Nordstrom, Inc.                                        70,500        3,732
Staples, Inc.                                         111,000        2,868
Target Corp.                                           55,100        3,265
                                                                   -------
                                                                    25,601
SERVICES - 3.2%
Accenture Ltd., Class A                               115,100        4,436
Cognizant Technology Solutions Corp. (a)               55,000        4,855
                                                                   -------
                                                                     9,291
TELECOMMUNICATIONS - 4.1%
AT&T, Inc.                                            144,300        5,690
Comcast Corp., Class A (a)                            115,000        2,984
NII Holdings, Inc. (a)                                 44,200        3,279
                                                                   -------
                                                                    11,953
                                                                   -------
TOTAL COMMON STOCKS                                                286,787
Cost: $273,257

SECURITY, RATE, MATURITY DATE                                       PRINCIPAL($)      VALUE($)
-------------------------------------------------------------       ------------      --------
REPURCHASE AGREEMENTS - 1.3%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $3,878,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $3,992)
Cost: $3,876                                                           3,876            3,876
                                                                                      -------
TOTAL INVESTMENTS - 100.7%                                                            290,663
Cost: $277,133

Percentages indicated are based on net assets of $288,588.

(a) Non-income producing security.

(b) On March 31, 2007, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Unit cost: $7.50
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Unit cost: $0
Value: $0

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
MARCH, 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                                 SHARES                   VALUE($)
------------------------------------------                               ------                   --------
COMMON STOCKS - 96.3%

APPAREL MANUFACTURERS - 2.3%
Crocs, Inc. (a)                                                          30,000                     1,418
Gildan Activewear, Inc. (a)                                              45,000                     2,648
                                                                                                  -------
                                                                                                    4,066
BIOTECHNOLOGY - 1.7%
Gilead Sciences, Inc. (a)                                                40,200                     3,075

COMPUTERS - 6.0%
Akamai Technologies, Inc. (a)                                            45,000                     2,246
Corning, Inc. (a)                                                        75,360                     1,714
SanDisk Corp. (a)                                                        40,000                     1,752
VeriFone Holdings, Inc. (a)                                              60,000                     2,204
Webex Communications, Inc. (a)                                           48,000                     2,729
                                                                                                  -------
                                                                                                   10,645
CONSUMER PRODUCTS - 1.6%
Newell Rubbermaid, Inc.                                                  90,000                     2,798

ELECTRICAL EQUIPMENT - 1.8%
WESCO International, Inc. (a)                                            50,000                     3,139

ELECTRONICS - 5.0%
Broadcom Corp., Class A (a)                                              60,000                     1,924
Lam Research Corp. (a)                                                   59,000                     2,793
MEMC Electronic Materials, Inc. (a)                                      70,000                     4,241
                                                                                                  -------
                                                                                                    8,958
ENERGY & UTILITIES - 10.6%
Airgas, Inc.                                                             40,000                     1,686
Allegheny Energy, Inc. (a)                                               50,000                     2,457
Core Laboratories N.V. (a)                                               21,000                     1,760
Dresser-Rand Group, Inc. (a)                                             60,000                     1,828
EOG Resources, Inc.                                                      46,400                     3,311
Noble Energy, Inc.                                                       25,000                     1,491
Patterson-UTI Energy, Inc.                                               85,200                     1,912
The AES Corp. (a)                                                        65,000                     1,399
Transocean, Inc. (a)                                                     37,700                     3,080
                                                                                                  -------
                                                                                                   18,924

FINANCIAL - DIVERSIFIED - 0.7%
Moodys, Inc.                                                             20,488                     1,271

FINANCIAL SERVICES - 3.7%
Chicago Mercantile Exchange Holdings, Inc.                                6,606                     3,517
T. Rowe Price Group, Inc.                                                66,110                     3,120
                                                                                                  -------
                                                                                                    6,637
FOODS - 1.3%
Campbell Soup Co.                                                        60,000                     2,337

SECURITY                                                                 SHARES                   VALUE($)
------------------------------------------                              -------                   --------
HEALTHCARE - 9.8%
Allergan, Inc.                                                           17,000                     1,884
C.R. Bard, Inc.                                                          40,000                     3,179
Intuitive Surgical, Inc. (a)                                             17,650                     2,146
Laboratory Corp. of America Holdings (a)                                 40,000                     2,905
Psychiatric Solutions, Inc. (a)                                          70,000                     2,822
Sierra Health Services, Inc. (a)                                         61,276                     2,523
St. Jude Medical, Inc. (a)                                               55,000                     2,069
                                                                                                  -------
                                                                                                   17,528
HOTELS & MOTELS - 1.0%
Hilton Hotels Corp.                                                      50,000                     1,798

INSURANCE - 1.5%
W. R. Berkley Corp.                                                      82,287                     2,725

INVESTMENT BANKING & BROKERAGE - 2.2%
A.G. Edwards, Inc.                                                       30,000                     2,076
Investment Technology Group, Inc. (a)                                    47,000                     1,842
                                                                                                  -------
                                                                                                    3,918
MANUFACTURING - 10.3%
Commercial Metals Co.                                                    40,000                     1,254
Cummins, Inc.                                                            20,000                     2,894
Eagle Materials, Inc.                                                    51,500                     2,298
Energizer Holdings, Inc. (a)                                             25,000                     2,133
Lennox International, Inc.                                               70,000                     2,499
National-Oilwell Varco, Inc. (a)                                         27,000                     2,100
Oshkosh Truck Corp.                                                      58,568                     3,105
Roper Industries, Inc.                                                   37,000                     2,031
                                                                                                  -------
                                                                                                   18,314
MINING - 0.9%
Yamana Gold, Inc.                                                       110,000                     1,580

MULTIMEDIA - 0.7%
Sinclair Broadcast Group, Inc., Class A                                  80,000                     1,236

PHARMACEUTICALS - 3.7%
Barr Pharmaceuticals, Inc. (a)                                           32,000                     1,483
McKesson Corp.                                                           31,000                     1,815
Pharmaceutical Product Development, Inc.                                 60,000                     2,021
Sepracor, Inc. (a)                                                       28,000                     1,306
                                                                                                  -------
                                                                                                    6,625
REAL ESTATE - 2.1%
CB Richard Ellis Group, Inc., Class A (a)                               110,000                     3,760

RESTAURANTS - 2.1%
Domino's Pizza, Inc.                                                     60,000                     1,948
Jack in the Box, Inc. (a)                                                25,000                     1,728
                                                                                                  -------
                                                                                                    3,676

SECURITY                                                                 SHARES                   VALUE($)
------------------------------------------                              -------                   --------
RETAIL - 12.7%
American Eagle Outfitters, Inc.                                          99,000                     2,969
Coach, Inc. (a)                                                          58,000                     2,903
J.C. Penney Co., Inc.                                                    34,000                     2,793
Nordstrom, Inc.                                                          68,012                     3,602
Polo Ralph Lauren                                                        40,000                     3,526
The Men's Wearhouse, Inc.                                                44,000                     2,070
The TJX Cos., Inc.                                                       70,000                     1,887
Urban Outfitters, Inc. (a)                                              100,000                     2,651
Whole Foods Market, Inc.                                                  5,900                       265
                                                                                                  -------
                                                                                                   22,666
SERVICES - 9.2%
CheckFree Corp. (a)                                                      60,000                     2,225
Cognizant Technology Solutions Corp. (a)                                 58,400                     5,156
Expeditors International of Washington, Inc.                             63,200                     2,611
Macrovision Corp. (a)                                                    80,000                     2,004
Monster Worldwide, Inc. (a)                                              45,000                     2,132
Pool Corp.                                                               63,500                     2,273
                                                                                                  -------
                                                                                                   16,401
TELECOMMUNICATIONS - 4.6%
CommScope, Inc. (a)                                                      56,000                     2,402
NII Holdings, Inc. (a)                                                   22,500                     1,669
Polycom, Inc. (a)                                                        75,000                     2,500
Time Warner Telecom, Inc., Class A (a)                                   80,000                     1,662
                                                                                                  -------
                                                                                                    8,233
TRANSPORTATION - 0.8%
American Commercial Lines, Inc. (a)                                      45,000                     1,415
                                                                                                  -------
TOTAL COMMON STOCKS                                                                               171,725
Cost: $125,619

SECURITY, RATE, MATURITY DATE                                       PRINCIPAL($)                  VALUE($)
-------------------------------------------------------------      -------------                  --------
REPURCHASE AGREEMENTS - 3.8%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $6,850,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $7,053)
Cost: $6,847                                                           6,847                         6,847
                                                                                                   -------
TOTAL INVESTMENTS - 100.1%                                                                         178,572
Cost: $132,466

Percentages indicated are based on net assets of $178,336.

(a) Non-income producing security.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                                 SHARES                   VALUE($)
------------------------------------------                               ------                   --------
COMMON STOCKS - 95.9%

APPAREL MANUFACTURERS - 3.3%
Crocs, Inc. (a)                                                           7,500                        354
Deckers Outdoor Corp. (a)                                                13,000                        924
                                                                                                  --------
                                                                                                     1,278
BANKS - 2.4%
Capitol Bancorp Ltd.                                                     12,000                        442
Pinnacle Financial Partners, Inc. (a)                                     7,000                        214
PrivateBancorp, Inc.                                                      8,000                        292
                                                                                                  --------
                                                                                                       948
BIOTECHNOLOGY - 1.7%
American Oriental Bioengineering, Inc. (a)                               33,000                        310
Myriad Genetics, Inc. (a)                                                10,000                        344
                                                                                                  --------
                                                                                                       654
BROADCASTING - 0.8%
LIN TV Corp., Class A (a)                                                20,000                        318

COMPUTERS - 11.8%
American Reprographics Co. (a)                                           18,000                        554
ANSYS, Inc. (a)                                                          10,000                        508
Blackbaud, Inc.                                                          15,000                        366
Concur Technologies, Inc. (a)                                            27,000                        471
Mentor Graphics Corp. (a)                                                25,000                        409
NIC, Inc.                                                                70,000                        375
Sykes Enterprises, Inc. (a)                                              31,500                        575
VeriFone Holdings, Inc. (a)                                              15,000                        551
Webex Communications, Inc. (a)                                           14,000                        796
                                                                                                  --------
                                                                                                     4,605
ELECTRICAL EQUIPMENT - 1.5%
Genlyte Group (a)                                                         8,500                        600

ELECTRONICS - 2.6%
Diodes, Inc. (a)                                                         16,000                        558
SiRF Technology Holdings, Inc. (a)                                       16,000                        444
                                                                                                  --------
                                                                                                     1,002
ENERGY & UTILITIES - 7.9%
Airgas, Inc.                                                             11,500                        485
CARBO Ceramics, Inc.                                                     10,000                        466
Core Laboratories N.V. (a)                                               11,000                        922
Dresser-Rand Group, Inc. (a)                                             14,000                        426
Holly Corp.                                                              13,000                        771
                                                                                                  --------
                                                                                                     3,070
FINANCIAL - DIVERSIFIED - 1.1%
Advanta Corp., Class B                                                   10,000                        438

FOODS - 3.1%
Jones Soda Co. (a)                                                       35,000                        708
Spartan Stores, Inc.                                                     18,500                        496
                                                                                                  --------
                                                                                                     1,204

SECURITY                                                                  SHARES                  VALUE($)
-------------------------------------------------------------             ------                  --------
HEALTHCARE - 14.6%
Allscripts Healthcare Solutions, Inc. (a)                                 19,000                       509
American Medical Systems Holdings, Inc. (a)                               14,000                       296
Arena Pharmaceuticals, Inc. (a)                                           20,000                       217
Bio-Reference Laboratories, Inc. (a)                                      16,000                       406
DJO, Inc. (a)                                                             12,000                       455
Healthways, Inc. (a)                                                       7,000                       327
Integra LifeSciences Holdings Corp. (a)                                    9,500                       433
Natus Medical, Inc. (a)                                                   20,000                       355
Omnicell, Inc. (a)                                                        15,000                       314
Psychiatric Solutions, Inc. (a)                                           14,000                       565
Quality Systems, Inc.                                                     13,000                       520
Sierra Health Services, Inc. (a)                                          10,500                       432
Sirona Dental Systems, Inc.                                               12,000                       414
Thoratec Corp. (a)                                                        20,000                       418
                                                                                                  --------
                                                                                                     5,661
HOTELS & MOTELS - 1.2%
Orient-Express Hotels Ltd., Class A                                        8,000                       479

INSURANCE - 1.0%
Tower Group, Inc.                                                         12,000                       387

INVESTMENT BANKING & BROKERAGE - 3.8%
Affiliated Managers Group, Inc. (a)                                        6,000                       650
Investment Technology Group, Inc. (a)                                     10,000                       392
Knight Capital Group, Inc., Class A (a)                                   28,000                       444
                                                                                                  --------
                                                                                                     1,486
MANUFACTURING - 14.1%
Apogee Enterprises, Inc.                                                  20,000                       401
Baldor Electric Co.                                                       13,000                       491
Barnes Group, Inc.                                                        17,500                       403
BE Aerospace, Inc. (a)                                                    21,000                       665
Century Aluminum Co. (a)                                                   8,500                       398
Eagle Materials, Inc.                                                     11,500                       513
Gardner Denver, Inc. (a)                                                  11,500                       401
Itron, Inc. (a)                                                            8,500                       553
Oshkosh Truck Corp.                                                       11,000                       582
Roper Industries, Inc.                                                    10,500                       576
Silgan Holdings, Inc.                                                     10,000                       511
                                                                                                  --------
                                                                                                     5,494
PHARMACEUTICALS - 2.0%
Pharmion Corp. (a)                                                        10,000                       263
Progenics Pharmaceuticals, Inc. (a)                                        9,000                       213
ViroPharma, Inc. (a)                                                      20,000                       287
                                                                                                  --------
                                                                                                       763

RESTAURANTS - 1.2%
Jack in the Box, Inc. (a)                                                  7,000                       484

RETAIL - 3.8%
Casual Male Retail Group, Inc. (a)                                        45,000                       532
Monro Muffler Brake, Inc.                                                 15,000                       527
The Children's Place Retail Stores, Inc. (a)                               7,500                       418
                                                                                                  --------
                                                                                                     1,477

SECURITY                                                                    SHARES            VALUE($)
----------------------------------------------------------------            ------            -------
SERVICES - 13.6%
Bankrate, Inc. (a)                                                          13,000               458
First Cash Financial Services, Inc. (a)                                     20,000               446
Forrester Research, Inc. (a)                                                14,000               397
LIFE TIME FITNESS, Inc. (a)                                                 12,000               617
LKQ Corp. (a)                                                               19,000               415
Mobile Mini, Inc. (a)                                                       20,000               536
Pool Corp.                                                                  14,000               501
Portfolio Recovery Associates, Inc. (a)                                     11,000               491
Priceline.com, Inc. (a)                                                     12,000               639
The Knot, Inc. (a)                                                          15,000               323
TheStreet.com, Inc.                                                         38,000               466
                                                                                              ------
                                                                                               5,289

TELECOMMUNICATIONS - 3.5%
CommScope, Inc. (a)                                                         12,000               515
NICE Systems Ltd. ADR (a)                                                   25,000               850
                                                                                              ------
                                                                                               1,365

TRANSPORTATION - 0.9%
Hub Group, Inc., Class A (a)                                                12,500               362
                                                                                              ------
TOTAL COMMON STOCKS                                                                           37,364
Cost: $30,948

SECURITY, RATE, MATURITY DATE                                            PRINCIPAL($)          VALUE($)
----------------------------------------------------------------        -------------         --------
REPURCHASE AGREEMENTS - 4.0%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $1,552,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $1,598)
Cost: $1,551                                                                1,551               1,551
                                                                                              -------
TOTAL INVESTMENTS - 99.9%                                                                      38,915
Cost: $32,499

Percentages indicated are based on net assets of $38,958.

(a) Non-income producing security.

ADR - American Depositary Receipt

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                                     SHARES            VALUE($)
----------------------------------------------                               ------           ---------
COMMON STOCKS - 97.3%

AIR FREIGHT - 1.6%
FedEx Corp.                                                                   8,116               872

APPAREL MANUFACTURERS - 2.8%
NIKE, Inc., Class B                                                           7,014               745
VF Corp.                                                                      9,430               779
                                                                                                -----
                                                                                                1,524

AUTO MANUFACTURING - 1.4%
Toyota Motor Corp. ADR                                                        5,970               765

BANKS - 2.8%
Bank of America Corp.                                                        18,511               944
KeyCorp                                                                      15,600               585
                                                                                                -----
                                                                                                1,529

CHEMICALS - 3.3%
Amgen, Inc. (a)                                                              18,050             1,009
Praxair, Inc.                                                                13,142               827
                                                                                                -----
                                                                                                1,836

COMPUTERS - 9.3%
Corning, Inc. (a)                                                            34,688               789
Hewlett-Packard Co.                                                          14,617               587
Intel Corp.                                                                  40,113               767
International Business Machines Corp.                                         8,850               834
Microsoft Corp.                                                              22,024               614
Oracle Corp. (a)                                                             46,303               839
SanDisk Corp. (a)                                                            15,389               674
                                                                                                -----
                                                                                                5,104

CONSUMER PRODUCTS - 1.8%
Kimberly-Clark Corp.                                                         14,353               983

ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.                                                         13,306               573

ELECTRONICS - 5.9%
Cisco Systems, Inc. (a)                                                      27,187               694
International Rectifier Corp. (a)                                            13,850               529
MEMC Electronic Materials, Inc. (a)                                          13,207               800
Rockwell Automation, Inc.                                                     7,611               456
Texas Instruments, Inc.                                                      24,580               740
                                                                                                -----
                                                                                                3,219

ENERGY & UTILITIES - 11.0%
Allegheny Energy, Inc. (a)                                                   12,750               627
Baker Hughes, Inc.                                                           10,001               661
ConocoPhillips                                                               27,141             1,856
Devon Energy Corp.                                                            8,957               620
Patterson-UTI Energy, Inc.                                                   26,292               590
Transocean, Inc. (a)                                                         11,571               945
UGI Corp.                                                                    28,412               759
                                                                                                -----
                                                                                                6,058

SECURITY                                                                   SHARES           VALUE($)
----------------------------------------------------------------           ------          ---------
FINANCIAL - DIVERSIFIED - 10.4%
Capital One Financial Corp.                                                14,539             1,098
JPMorgan Chase & Co.                                                       27,226             1,318
Lehman Brothers Holdings, Inc.                                             11,921               835
Merrill Lynch & Co., Inc.                                                  10,358               846
MetLife, Inc.                                                              10,741               678
Wachovia Corp.                                                             16,788               924
                                                                                           --------
                                                                                              5,699

FOODS - 3.6%
Kellogg Co.                                                                22,174             1,140
PepsiCo, Inc.                                                              13,387               851
                                                                                           --------
                                                                                              1,991

HEALTHCARE - 10.5%
Baxter International, Inc.                                                 15,490               816
Becton, Dickinson & Co.                                                     7,856               604
Coventry Health Care, Inc. (a)                                             11,091               622
Johnson & Johnson, Inc.                                                    15,562               938
Omnicare, Inc.                                                             21,941               873
Pfizer, Inc.                                                               39,914             1,008
WellPoint, Inc. (a)                                                        11,259               913
                                                                                           --------
                                                                                              5,774

INSURANCE - 5.4%
American International Group, Inc.                                         10,602               713
The Allstate Corp.                                                         12,881               774
The Chubb Corp.                                                            14,092               728
The Hartford Financial Services Group, Inc.                                 7,656               732
                                                                                           --------
                                                                                              2,947

INVESTMENT BANKING & BROKERAGE - 1.7%
The Goldman Sachs Group, Inc.                                               4,540               938

MANUFACTURING - 7.0%
3M Co.                                                                      9,378               717
Eagle Materials, Inc.                                                      16,089               718
Ingersoll-Rand Co.                                                         15,017               651
National-Oilwell Varco, Inc. (a)                                            9,648               751
Precision Castparts Corp.                                                   9,907             1,030
                                                                                           --------
                                                                                              3,867

RAILROADS - 1.5%
Norfolk Southern Corp.                                                     15,899               804

REAL ESTATE - 1.0%
Simon Property Group, Inc.                                                  4,794               533

RESTAURANTS - 1.9%
McDonald's Corp.                                                           23,533             1,060

RETAIL - 6.2%
CVS/Caremark Corp.                                                         32,529             1,111
The Home Depot, Inc.                                                       20,200               742
Nordstrom, Inc.                                                            16,892               894
Target Corp.                                                               11,082               657
                                                                                           --------
                                                                                              3,404

SERVICES - 1.5%
URS Corp. (a)                                                              19,209               818

TELECOMMUNICATIONS - 5.7%
AT&T, Inc.                                                                 25,151               992
Motorola, Inc.                                                             65,826             1,163
Sprint Nextel Corp.                                                        52,110               988
                                                                                           --------
                                                                                              3,143
                                                                                           --------
TOTAL COMMON STOCKS                                                                          53,441
Cost: $45,516

SECURITY, RATE, MATURITY DATE                                                          PRINCIPAL($)      VALUE($)
---------------------------------------------------------------                        ------------     ---------
REPURCHASE AGREEMENTS - 5.3%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $2,931,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $3,018)
Cost: $2,929                                                                              2,929            2,929
                                                                                                         -------
TOTAL INVESTMENTS - 102.6%                                                                                56,370
Cost: $48,445

Percentages indicated are based on net assets of $54,929.

(a) Non-income producing security.

ADR - American Depositary Receipt

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                                            SHARES           VALUE($)
---------------------------------------------------------------                     ------           --------
COMMON STOCKS - 96.4%

AIR FREIGHT - 1.0%
FedEx Corp.                                                                           7,500             806

AUTOMOBILE MANUFACTURING - 3.8%
Toyota Motor Co. ADR                                                                  8,000           1,025
Volvo AB ADR                                                                         24,000           2,018
                                                                                                     ------
                                                                                                      3,043

BANKS - 13.6%
Australia and New Zealand Banking Group Ltd. ADR                                      9,500           1,142
Banco Santander Central Hispano SA ADR                                               70,000           1,248
Bank of America Corp.                                                                15,500             791
Bank of Ireland                                                                      45,000             969
Bank of New York Co., Inc.                                                           36,000           1,460
Bank of Nova Scotia                                                                  20,000             922
ICICI Bank Ltd. ADR                                                                  20,000             735
Julius Baer Holding Ltd.                                                             11,000           1,500
Royal Bank of Scotland Group plc                                                     25,301             988
UBS AG ADR                                                                           21,600           1,284
                                                                                                     ------
                                                                                                     11,039

BIOTECHNOLOGY - 1.6%
Roche Holding AG                                                                      7,500           1,327

CHEMICALS - 1.2%
Sigma-Aldrich Corp.                                                                  24,000             996

COMPUTERS - 2.7%
International Business Machines Corp.                                                10,000             943
Intuit, Inc. (a)                                                                     44,000           1,203
                                                                                                     ------
                                                                                                      2,146

CONSTRUCTION - 1.0%
Desarrolladora Homex, SA de C.V. ADR (a)                                             14,000             811

ELECTRONICS - 2.5%
Agilent Technologies, Inc. (a)                                                       30,000           1,011
Cisco Systems, Inc. (a)                                                              40,000           1,021
                                                                                                     ------
                                                                                                      2,032

ENERGY & UTILITIES - 10.0%
Apache Corp.                                                                         12,000             848
BG Group plc ADR                                                                     12,000             861
ConocoPhillips                                                                       12,500             854
EnCana Corp.                                                                         17,500             886
Questar Corp.                                                                        10,000             892
Statoil ASA ADR                                                                      32,000             867
The AES Corp. (a)                                                                    50,000           1,076
Transocean, Inc. (a)                                                                 11,000             899
Valero Energy Corp.                                                                  14,000             903
                                                                                                     ------
                                                                                                      8,086

ENTERTAINMENT - 4.8%
Comcast Corp., Class A (a)                                                           39,000             993
Nintendo Co., Ltd.                                                                    4,000           1,163
The Walt Disney Co.                                                                  50,000           1,722
                                                                                                     ------
                                                                                                      3,878

SECURITY                                                               SHARES                   VALUE($)
-----------------------------------------------                        ------                   --------
FINANCIAL - DIVERSIFIED - 5.8%
American Express Co.                                                   16,000                       902
Deutsche Boerse AG                                                     12,000                     2,758
JPMorgan Chase & Co.                                                   21,000                     1,016
                                                                                                -------
                                                                                                  4,676

FOOD & Beverages - 6.0%
Groupe Danone ADR                                                      40,000                     1,429
McCormick & Co., Inc.                                                  21,500                       828
Nestle SA                                                               4,000                     1,558
PepsiCo, Inc.                                                          17,000                     1,081
                                                                                                -------
                                                                                                  4,896

HEALTHCARE - 8.0%
Becton, Dickinson & Co.                                                16,000                     1,231
C.R. Bard, Inc.                                                        14,000                     1,113
Fresenius Medical Care AG & Co. KGaA ADR                               27,000                     1,315
Laboratory Corp. of America Holdings (a)                               15,000                     1,089
Novartis AG ADR                                                        15,000                       819
Stryker Corp.                                                          14,000                       928
                                                                                                -------
                                                                                                  6,495

INSURANCE - 4.4%
Allianz SE ADR                                                         57,000                     1,171
ING Groep NV                                                           29,000                     1,227
Lincoln National Corp.                                                 17,000                     1,152
                                                                                                --------
                                                                                                  3,550

MANUFACTURING - 8.6%
Danaher Corp.                                                          12,000                       857
Deere & Co.                                                             8,000                       869
FANUC Ltd.                                                              9,000                       838
Johnson Matthey plc                                                    33,000                     1,024
Komatsu, Ltd.                                                          45,000                       947
L'Air Liquide SA ADR                                                   33,000                     1,604
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                        77,249                       830
                                                                                                -------
                                                                                                  6,969

OFFICE EQUIPMENT & Supplies - 3.0%
Avery Dennison Corp.                                                   13,500                       868
CANON, Inc. ADR                                                        29,000                     1,556
                                                                                                -------
                                                                                                  2,424

PERSONAL CARE - 1.9%
Colgate-Palmolive Co.                                                  23,000                     1,536

PHARMACEUTICALS - 1.0%
Eisai Co., Ltd.                                                        16,300                       782

REAL ESTATE - 1.5%
Simon Property Group, Inc.                                             11,000                     1,224

RETAIL - 5.3%
Kohl's Corp. (a)                                                       17,000                     1,302
Luxottica Group SpA ADR                                                45,000                     1,433
Marks & Spencer Group plc ADR                                          20,000                     1,593
                                                                                                -------
                                                                                                  4,328

SERVICES - 4.1%
Cognizant Technology Solutions Corp. (a)                                9,000                       794
Ecolab, Inc.                                                           23,000                       989
WPP Group plc                                                          99,000                     1,500
                                                                                                -------
                                                                                                  3,283

SECURITY                                                               SHARES                   VALUE($)
---------------------------------------------------------             ---------                 --------
TELECOMMUNICATIONS - 4.6%
America Movil SA de C.V. ADR                                           19,000                       908
PT Telekomunikasi Indonesia ADR                                        22,000                       949
Telenor ASA ADR                                                        20,000                     1,063
Vodafone Group plc                                                    300,000                       800
                                                                                                -------
                                                                                                  3,720
                                                                                                -------
TOTAL COMMON STOCKS                                                                              78,047
Cost: $60,041

SECURITY, RATE, MATURITY DATE                                         PRINCIPAL($)              VALUE($)
------------------------------------------------------------          -----------               -------
REPURCHASE AGREEMENTS - 3.6%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $2,908,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $2,995)
Cost: $2,907                                                            2,907                     2,907
                                                                                                -------
TOTAL INVESTMENTS - 100.0%                                                                       80,954
Cost: $62,948

Percentages indicated are based on net assets of $80,958.

(a) Non-income producing security.

ADR - American Depositary Receipt

The fund's portfolio holdings as of March 31, 2007, were distributed among the following countries:

                                                                      PERCENTAGE OF NET ASSETS
                                                                ------------------------------------
                                                                            SHORT TERM
                                                                EQUITY        & OTHER          TOTAL
                                                                ------      ------------       -----
Australia                                                        1.4%                           1.4%
Canada                                                           2.2%                           2.2%
Cayman Islands                                                   1.1%                           1.1%
France                                                           3.7%                           3.7%
Germany                                                          6.5%                           6.5%
India                                                            0.9%                           0.9%
Indonesia                                                        1.2%                           1.2%
Ireland                                                          1.2%                           1.2%
Italy                                                            1.8%                           1.8%
Japan                                                            7.8%                           7.8%
Mexico                                                           2.1%                           2.1%
Netherlands                                                      1.5%                           1.5%
Norway                                                           2.4%                           2.4%
Spain                                                            1.5%                           1.5%
Sweden                                                           2.5%                           2.5%
Switzerland                                                      8.0%                           8.0%
Taiwan                                                           1.0%                           1.0%
United Kingdom                                                   8.4%                           8.4%
United States                                                   41.2%              3.6%        44.8%
                                                               -----        ----------        -----
Total                                                           96.4%              3.6%       100.0%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                                     SHARES                    VALUE($)
------------------------------------------------------                       ------                    -------
COMMON STOCKS - 68.0%

AIR FREIGHT - 1.2%
FedEx Corp.                                                                   1,220                        131

APPAREL MANUFACTURERS - 2.0%
NIKE, Inc., Class B                                                           1,050                        112
VF Corp.                                                                      1,421                        117
                                                                                                       -------
                                                                                                           229

AUTO MANUFACTURING - 1.0%
Toyota Motor Corp. ADR                                                          900                        115

BANKS - 2.0%
Bank of America Corp.                                                         2,780                        142
KeyCorp                                                                       2,340                         88
                                                                                                       -------
                                                                                                           230

CHEMICALS - 2.2%
Amgen, Inc. (a)                                                               2,575                        143
Praxair, Inc.                                                                 1,645                        104
                                                                                                       -------
                                                                                                           247

COMPUTERS - 6.2%
Corning, Inc. (a)                                                             5,238                        119
Hewlett-Packard Co.                                                           2,200                         88
Intel Corp.                                                                   3,860                         74
International Business Machines Corp.                                         1,330                        125
Microsoft Corp.                                                               3,310                         92
Oracle Corp. (a)                                                              6,950                        127
SanDisk Corp. (a)                                                             1,761                         77
                                                                                                       -------
                                                                                                           702

CONSUMER PRODUCTS - 1.3%
Kimberly-Clark Corp.                                                          2,160                        148

ELECTRICAL EQUIPMENT - 0.8%
Emerson Electric Co.                                                          2,000                         86

ELECTRONICS - 4.2%
Cisco Systems, Inc. (a)                                                       4,100                        105
International Rectifier Corp. (a)                                             2,100                         80
MEMC Electronic Materials, Inc. (a)                                           1,980                        120
Rockwell Automation, Inc.                                                     1,140                         68
Texas Instruments, Inc.                                                       3,693                        111
                                                                                                       -------
                                                                                                           484

SECURITY                                                                      SHARES               VALUE($)
-----------------------------------------                                     ------               --------
ENERGY & UTILITIES - 7.5%
Allegheny Energy, Inc. (a)                                                     1,920                     94
Baker Hughes, Inc.                                                             1,500                     99
ConocoPhillips                                                                 3,600                    247
Devon Energy Corp.                                                             1,350                     93
Patterson-UTI Energy, Inc.                                                     3,950                     89
Transocean, Inc. (a)                                                           1,392                    114
UGI Corp.                                                                      4,270                    114
                                                                                                   --------
                                                                                                        850
FINANCIAL - DIVERSIFIED - 7.4%
Capital One Financial Corp.                                                    2,182                    165
JPMorgan Chase & Co.                                                           3,786                    183
Lehman Brothers Holdings, Inc.                                                 1,799                    126
Merrill Lynch & Co., Inc.                                                      1,560                    127
MetLife, Inc.                                                                  1,610                    102
Wachovia Corp.                                                                 2,520                    139
                                                                                                   --------
                                                                                                        842
FOODS - 2.4%
Kellogg Co.                                                                    2,920                    150
PepsiCo, Inc.                                                                  2,010                    128
                                                                                                   --------
                                                                                                        278
HEALTHCARE - 7.4%
Baxter International, Inc.                                                     2,330                    123
Becton, Dickinson & Co.                                                        1,180                     91
Coventry Health Care, Inc. (a)                                                 1,670                     94
Johnson & Johnson                                                              2,340                    141
Omnicare, Inc.                                                                 3,300                    131
Pfizer, Inc.                                                                   6,000                    151
WellPoint, Inc. (a)                                                            1,430                    116
                                                                                                   --------
                                                                                                        847
INSURANCE - 3.9%
American International Group, Inc.                                             1,590                    107
The Allstate Corp.                                                             1,935                    116
The Chubb Corp.                                                                2,120                    110
The Hartford Financial Services Group, Inc.                                    1,150                    110
                                                                                                   --------
                                                                                                        443
INVESTMENT BANKING & BROKERAGE - 1.2%
The Goldman Sachs Group, Inc.                                                    678                    140

MANUFACTURING - 5.1%
3M Co.                                                                         1,410                    108
Eagle Materials, Inc.                                                          2,424                    108
Ingersoll-Rand Co.                                                             2,253                     98
National-Oilwell Varco, Inc. (a)                                               1,450                    113
Precision Castparts Corp.                                                      1,478                    153
                                                                                                   --------
                                                                                                        580
RAILROADS - 1.1%
Norfolk Southern Corp.                                                         2,392                    121

REAL ESTATE - 0.7%
Simon Property Group, Inc.                                                       720                     80

RESTAURANTS - 1.1%
McDonald's Corp.                                                               2,890                    130

SECURITY                                                                      SHARES               VALUE($)
-----------------------------------------                                     ------               --------
RETAIL - 4.4%
CVS/Caremark Corp.                                                             4,890                    167
The Home Depot, Inc.                                                           2,900                    107
Nordstrom, Inc.                                                                2,540                    134
Target Corp.                                                                   1,656                     98
                                                                                                   --------
                                                                                                        506
SERVICES - 0.9%
URS Corp. (a)                                                                  2,412                    103

TELECOMMUNICATIONS - 4.0%
AT&T, Inc.                                                                     3,780                    149
Motorola, Inc.                                                                 9,890                    174
Sprint Nextel Corp.                                                            6,730                    128
                                                                                                   --------
                                                                                                        451
                                                                                                   --------
TOTAL COMMON STOCKS                                                                                   7,743
Cost: $7,553

SECURITY, RATE, MATURITY DATE                                                PRINCIPAL($)          VALUE($)
------------------------------------------------                             ------------          --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
First Horizon Alternative Mortgage Securities,
             4.75%, 06/25/34 (b)                                                   9                      9
             5.50%, 03/25/35                                                      12                     12
                                                                                                   --------
Cost: $21                                                                                                21

CORPORATE BONDS - 7.9%
BANKS - 0.9%
Bank of America Corp., 4.38%, 12/01/10                                            50                     49
Capital One Bank, 6.50%, 06/13/13                                                 50                     52
                                                                                                   --------
                                                                                                        101
CHEMICALS - 0.4%
Amgen, Inc., 6.50%, 12/01/07                                                      40                     40

COMPUTERS - 0.1%
Corning, Inc., 6.20%, 03/15/16                                                    15                     15

CONSTRUCTION - 0.2%
KB HOME, 5.88%, 01/15/15                                                          15                     13
Pulte Homes, Inc., 6.00%, 02/15/35                                                10                      9
                                                                                                   --------
                                                                                                         22
ENERGY & UTILITIES - 0.7%
Atmos Energy, 4.95%, 10/15/14                                                     15                     14
Chesapeake Energy Corp., 6.88%, 01/15/16                                          20                     20
Enterprise Products Partners LP, 4.95%, 06/01/10                                  20                     20
XTO Energy, Inc., 5.30%, 06/30/15                                                 20                     20
                                                                                                   --------
                                                                                                         74
ENTERTAINMENT - 0.2%
Comcast Cable Communications, 8.38%, 05/01/07                                     25                     25

SECURITY, RATE, MATURITY DATE                                                   PRINCIPAL($)       VALUE($)
---------------------------------------------------                             ------------       --------
FINANCIAL - DIVERSIFIED - 2.9%
Chase Issuance Trust, 3.22%, 06/15/10                                                100                100
CIT Group, Inc., 5.00%, 02/01/15                                                      50                 48
Citigroup, Inc., 5.51%, 05/18/10 (b)                                                  50                 50
HSBC Finance Corp., 4.63%, 09/15/10                                                   50                 49
International Lease Finance Corp., 5.80%, 08/15/07                                    50                 50
Liberty Mutual Group, 5.75%, 03/15/14 (c)                                             10                 10
Riddell Bell Holdings, 8.38%, 10/01/12                                                15                 15
                                                                                                   --------
                                                                                                        322
FINANCIAL SERVICES - 0.4%
Franklin Resources, Inc., 3.70%, 04/15/08                                             48                 47

FOOD - 0.4%
The Pepsi Bottling Group, Inc., 5.63%, 02/17/09 (c)                                   50                 50

HEALTHCARE - 0.4%
Medtronic, Inc., 4.75%, 09/15/15                                                      50                 48

INVESTMENT BANKING & BROKERAGE - 0.1%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                                        15                 15

MANUFACTURING - 0.0%*
American Standard, Inc., 7.38%, 02/01/08                                               5                  5

REAL ESTATE - 0.0%*
Brandywine Realty Trust, 5.40%, 11/01/14                                               5                  5

RESTAURANTS - 0.4%
McDonald's Corp., 5.00%, 02/15/15                                                     50                 48

TELECOMMUNICATIONS - 0.8%
AT&T, Inc., 5.88%, 02/01/12                                                           50                 51
Directv Holdings, 6.38%, 06/15/15                                                     30                 29
Sprint Nextel Corp., 7.38%, 08/01/15                                                  10                 10
                                                                                                   --------
                                                                                                         90
                                                                                                   --------
TOTAL CORPORATE BONDS                                                                                   907
Cost: $920

FOREIGN GOVERNMENT BOND - 0.1%
United Mexican States, 6.75%, 09/27/34                                                15                 16
                                                                                                   --------
Cost: $15                                                                                                16

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.9%
FEDERAL FARM CREDIT BANK - 1.1%
5.83%, 01/14/08                                                                       25                 25
5.43%, 10/24/12                                                                      100                100
                                                                                                   --------
                                                                                                        125
FEDERAL HOME LOAN BANK - 4.1%
4.28%, 11/05/07                                                                      100                 99
4.50%, 02/15/08                                                                      100                 99
5.50%, 01/12/11                                                                       50                 50
5.20%, 05/11/12                                                                       15                 15
6.00%, 12/28/15                                                                      100                101
4.88%, 03/11/16                                                                      100                 99
                                                                                                   --------
                                                                                                        463

SECURITY, RATE, MATURITY DATE                                                   PRINCIPAL($)       VALUE($)
---------------------------------------------------                             ------------       --------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.5%
4.55%, 01/20/11                                                                        5                  5
4.50%, 01/15/13                                                                        9                  9
5.00%, 10/01/18                                                                       84                 83
5.50%, 10/01/18                                                                       52                 52
5.20%, 03/05/19                                                                       40                 39
5.50%, 08/20/19                                                                       20                 20
6.00%, 12/01/20                                                                       40                 40
5.50%, 03/01/21                                                                       87                 88
5.50%, 04/01/21                                                                       86                 86
5.00%, 06/01/35                                                                       88                 85
                                                                                                   --------
                                                                                                        507
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.2%
5.25%, 01/15/09                                                                       14                 14
5.00%, 08/10/10                                                                      100                 99
6.00%, 05/10/12                                                                       25                 25
4.38%, 09/15/12                                                                        4                  4
5.00%, 04/15/15                                                                       20                 20
5.55%, 08/04/15                                                                      100                 99
6.00%, 02/25/17                                                                       88                 89
5.00%, 10/01/18                                                                       77                 76
4.50%, 06/01/19                                                                      123                120
5.00%, 09/01/19                                                                       33                 33
5.50%, 03/25/29                                                                      100                100
6.50%, 07/01/32                                                                        2                  2
6.00%, 11/01/32                                                                        1                  1
5.50%, 03/01/33                                                                       24                 24
4.58%, 12/01/34                                                                       32                 31
4.84%, 01/01/35 (b)                                                                   17                 17
4.82%, 08/01/35                                                                       86                 85
5.50%, 10/01/35                                                                       98                 97
                                                                                                   --------
                                                                                                        936
                                                                                                   --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                              2,031
Cost: $2,041

U.S. TREASURY NOTES - 5.5%
6.50%, 02/15/10                                                                      100                105
4.00%, 03/15/10                                                                      100                 99
3.88%, 05/15/10                                                                       35                 34
4.75%, 05/15/14                                                                       10                 10
4.00%, 02/15/15                                                                      100                 96
4.13%, 05/15/15                                                                       30                 29
4.50%, 11/15/15                                                                      100                 99
4.50%, 02/15/16                                                                      100                 99
5.38%, 02/15/31                                                                       50                 53
                                                                                                   --------
Cost: $624                                                                                              624

SECURITY, RATE, MATURITY DATE                                                   PRINCIPAL($)       VALUE($)
---------------------------------------------------                             ------------       --------
REPURCHASE AGREEMENTS - 0.7%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $74,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $77)
Cost: $74                                                                             74                 74
                                                                                                   --------
TOTAL INVESTMENTS - 100.3%                                                                           11,416
Cost: $11,248

Percentages indicated are based on net assets of $11,378.

(a)   Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at March 31, 2007.

(c)   Rule 144A security.

*     Rounds to less than 0.1%.

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                                      PRINCIPAL($)    VALUE($)
------------------------------------------------------------                       ------------    --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.9%
Capital One Multi-Asset Execution Trust, 5.50%, 09/15/11 (a)                             700            702
Chase Manhattan Auto Owner Trust, 4.88%, 06/15/12                                        240            239
Citibank Credit Card Issuance Trust, 3.50%, 08/16/10                                     285            279
Citigroup Commercial Mortgage Trust, 4.22%, 09/20/51 (b)                                 500            490
Crusade Global Trust,
              5.42%, 11/15/37 (a)                                                        462            462
              5.49%, 11/19/37 (a)                                                        353            354
First Horizon Alternative Mortgage
Securities, 4.75%, 06/25/34 (a)                                                          696            694
First Union National Bank Commercial Mortgage,
              6.94%, 10/15/32 (a)                                                         57             57
              6.42%, 08/15/33 (a)                                                        300            313
Greenwich Capital Commercial Funding Corp.,
              4.95%, 01/11/35                                                            525            520
              3.92%, 08/10/42                                                            298            294
GS Mortgage Securities Corp. II, 4.61%, 01/10/40                                         800            777
Harley-Davidson Motorcycle Trust, 3.20%, 05/15/12                                        632            617
LB-UBS Commercial Mortgage Trust,
              6.65%, 11/15/27                                                            425            447
              6.37%, 12/15/28 (a)                                                        500            523
              5.02%, 09/15/40                                                            407            398
Merrill Lynch/Countrywide Commercial
Mortgage Trust, 4.71%, 07/12/46 (a)                                                      706            698
MLCC Mortgage Investors, Inc., 5.55%, 03/25/30 (a)                                       267            267
Puma Finance Limited, 5.58%, 08/09/35 (a) (b)                                            829            830
Wachovia Bank Commercial Mortgage Trust,
              4.96%, 11/15/35                                                            500            492
              5.18%, 07/15/42                                                            510            504
                                                                                                   --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             9,957
Cost: $9,932

CORPORATE BONDS - 15.1%
AIRLINES - 0.5%
Delta Air Lines,
              6.42%, 07/02/12                                                            110            111
              6.72%, 01/02/23                                                            115            116
                                                                                                   --------
                                                                                                        227
BANKING - 2.1%
Banco Mercantil del Norte, 6.86%, 10/13/21 (b)                                           600            612
Bank of America Corp., 5.30%, 03/15/17                                                   375            369
                                                                                                   --------
                                                                                                        981
BROADCASTING - 0.5%
Rogers Cable, Inc., 5.50%, 03/15/14                                                      250            243

COMPUTERS - 0.3%
Dell, Inc., 7.10%, 04/15/28                                                              150            160

ENERGY & UTILITIES - 0.2%
Chesapeake Energy Corp., 6.50%, 08/15/17                                                 110            109

FINANCIAL - DIVERSIFIED - 3.7%
CIT Group, Inc., 6.10%, 03/15/67 (a)                                                     500            482
Countrywide Financial Corp., 6.25%, 05/15/16                                             400            403
JPMorgan Chase & Co. Capital XXII, 6.45%, 02/02/37                                       500            489
Wachovia Corp., 5.63%, 10/15/16                                                          350            352
                                                                                                   --------
                                                                                                      1,726
INSURANCE - 2.2%
W.R. Berkley Corp., 5.60%, 05/15/15                                                      300            296
Fidelity National Financial, 5.25%, 03/15/13                                             250            239
Lincoln National Corp., 7.00%, 05/17/66                                                  500            524
                                                                                                   --------
                                                                                                      1,059
MULTIMEDIA - 1.5%
Comcast Corp., 6.45%, 03/15/37                                                           355            355
Time Warner, Inc., 5.88%, 11/15/16 (b)                                                   355            358
                                                                                                   --------
                                                                                                        713
OFFICE EQUIPMENT & SERVICES - 0.4%
IKON Office Solutions, 7.75%, 09/15/15                                                   200            209

REAL ESTATE - 1.5%
iStar Financial, Inc., 5.88%, 03/15/16                                                   355            353
Simon Property Group LP, 5.10%, 06/15/15                                                 355            346
                                                                                                   --------
                                                                                                        699

SECURITY, RATE, MATURITY DATE                                                      PRINCIPAL($)    VALUE($)
------------------------------------------------------------                       ------------    --------
TELECOMMUNICATIONS - 2.2%
Embarq Corp., 8.00%, 06/01/36                                                            355            366
Sprint Nextel Corp., 7.38%, 08/01/15                                                     310            321
Verizon Communications, Inc., 5.55%, 02/15/16                                            355            355
                                                                                                   --------
                                                                                                      1,042
                                                                                                   --------
TOTAL CORPORATE BONDS                                                                                 7,168
Cost: $7,170

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.2%
4.50%, 04/01/20                                                                        1,320          1,278
5.00%, 10/01/35                                                                        1,810          1,751
6.00%, 07/01/36                                                                        1,819          1,833
                                                                                                   --------
                                                                                                      4,862
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.1%
5.76%, 12/25/11                                                                          200            207
4.50%, 01/01/20                                                                        1,516          1,467
5.00%, 08/01/20                                                                        1,441          1,422
4.40%, 11/25/33                                                                          859            851
5.50%, 03/01/36                                                                        1,856          1,837
5.50%, 04/01/36                                                                        1,824          1,807
6.00%, 07/01/36                                                                        1,923          1,938
                                                                                                   --------
                                                                                                      9,529
                                                                                                   --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                             14,391
Cost: $14,213

U.S. TREASURY NOTES - 25.5%
4.88%, 01/31/09                                                                        4,020          4,036
4.75%, 01/31/12                                                                        2,665          2,688
4.63%, 02/15/17                                                                        3,526          3,519
4.50%, 02/15/36                                                                        1,968          1,855
                                                                                                   --------
Cost: $12,099                                                                                        12,098

REPURCHASE AGREEMENTS - 8.1%
Fifth Third Bank, Inc., 5.10%, 04/02/07
(Date of Agreement 03/30/07, proceeds at maturity $3,873,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $3,988)
Cost: $3,871                                                                           3,871          3,871
                                                                                                   --------
TOTAL INVESTMENTS - 99.9%                                                                            47,485
Cost: $47,285

Percentages indicated are based on net assets of $47,544.

(a) Variable rate security. The rate presented represents the rate in effect at March 31, 2007.

(b)   Rule 144A security.

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
MARCH 31, 2007 ($ x 1,000)
(Unaudited)

SECURITY, RATE, MATURITY DATE                               PRINCIPAL($)            VALUE($)
-------------------------------------------------------     ------------          ------------
CERTIFICATES OF DEPOSIT - 8.4%
Abbey National, 5.35%, 10/24/07                                1,000                  1,000
City National Bank of New Jersey, 4.50%, 03/13/08 (a)            100                    100
First Tennessee Bank, 5.30%, 05/29/07                          1,000                  1,000
PNC Bank, 5.27%, 09/27/07                                      1,000                  1,000
Self Help Credit Union, 5.08%, 09/14/07 (a)                      100                    100
Wilmington Trust Corp.,
      5.60%, 04/05/07                                          1,000                  1,000
      5.32%, 05/22/07                                          1,050                  1,050
      5.27%, 06/08/07                                          2,000                  2,000
                                                                                  ---------
TOTAL CERTIFICATES OF DEPOSIT                                                         7,250
Cost: $7,250

COMMERCIAL PAPER - 73.0%
American General Finance Corp., 5.41%, 05/23/07                1,032                  1,024
APRECO LLC,
      5.36%, 04/11/07 (b)                                        400                    399
      5.42%, 04/16/07 (b)                                        550                    549
      5.37%, 04/19/07 (b)                                        370                    369
      5.37%, 05/09/07 (b)                                      1,000                    994
Atlantis One Funding Corp.,
      5.38%, 04/12/07 (b)                                      1,514                  1,512
      5.38%, 04/17/07 (b)                                      1,339                  1,336
      5.37%, 06/20/07 (b)                                      1,105                  1,092
Banco Santander Puerto Rico, 5.37%, 05/21/07                     765                    759
Barclays Capital plc,
      5.37%, 05/14/07                                          1,114                  1,107
      5.37%, 05/29/07                                            100                     99
Barton Capital LLC,
      5.37%, 04/05/07 (b)                                        560                    559
      5.41%, 04/12/07 (b)                                        261                    261
BMW Finance,
      5.34%, 04/25/07 (b)                                      1,010                  1,006
      5.33%, 05/17/07 (b)                                      1,223                  1,215
CAFCO, Inc., 5.33%, 04/17/07 (b)                                 300                    299
Chariot Funding,
      5.37%, 04/20/07 (b)                                        654                    652
      5.37%, 04/24/07 (b)                                      2,343                  2,335
      5.36%, 05/21/07 (b)                                        460                    457
Cooperative Association of Tractor Dealers,
      5.39%, 04/11/07                                          1,000                    998
      5.38%, 04/13/07                                            158                    158
      5.44%, 04/26/07                                            120                    120
      5.36%, 06/04/07                                            911                    903
      5.41%, 07/19/07                                            108                    106
      5.39%, 07/24/07                                          1,500                  1,475
      5.46%, 08/06/07                                            280                    275
Countrywide Home Loans,
      5.38%, 04/04/07                                            358                    358
      5.41%, 04/09/07                                            380                    380
      5.40%, 04/18/07                                          1,000                    997
      5.40%, 04/20/07                                          1,407                  1,403
      5.40%, 04/25/07                                          1,000                    996
CRC Funding,
      5.38%, 04/23/07 (b)                                      2,130                  2,123
      5.36%, 05/04/07 (b)                                        450                    448
      5.38%, 05/14/07 (b)                                      1,691                  1,680
Fountain Square, 5.38%, 05/15/07 (b)                             799                    794
Galaxy Funding, Inc.,
      5.38%, 05/02/07 (b)                                      1,300                  1,294
      5.39%, 05/18/07 (b)                                      1,100                  1,092
      5.38%, 05/25/07 (b)                                        670                    665
Harley-Davidson Funding,
      5.34%, 05/16/07 (b)                                      1,878                  1,865
      5.34%, 05/22/07 (b)                                        698                    693
      5.34%, 06/05/07 (b)                                      1,525                  1,511
ING America Insurance,
      5.37%, 04/09/07                                          1,000                    999
      5.37%, 04/16/07                                          1,500                  1,497
      5.36%, 05/17/07                                          1,593                  1,582
Ivory Funding,
      5.39%, 04/03/07 (b)                                      1,496                  1,496
      5.38%, 06/11/07 (b)                                        898                    889

SECURITY, RATE, MATURITY DATE                               PRINCIPAL($)            VALUE($)
-------------------------------------------------------     ------------          ------------
COMMERCIAL PAPER - 73.0% (Continued)
Merrill Lynch & Co., Inc.,
      5.36%, 04/09/07                                            185                    185
      5.33%, 04/19/07                                            959                    957
      5.33%, 05/15/07                                          1,817                  1,805
      5.34%, 05/21/07                                          1,012                  1,005
      5.37%, 05/25/07                                            100                     99
Metlife Funding, Inc.,
      5.48%, 04/02/07 (b)                                        154                    154
      5.33%, 04/12/07 (b)                                        758                    757
Nicor, Inc., 5.49%, 04/02/07                                   1,000                  1,000
The Procter & Gamble Co., 5.34%, 04/10/07 (b)                  3,682                  3,678
Rabobank,
      5.46%, 04/02/07                                          1,481                  1,481
      5.38%, 04/09/07                                            100                    100
      5.34%, 06/04/07                                          1,353                  1,340
      5.36%, 06/06/07                                            610                    604
Societe Generale,
      5.36%, 04/02/07                                            140                    140
      5.37%, 04/04/07                                            500                    500
      5.36%, 05/04/07                                            197                    196
UBS Finance Corp.,
      5.36%, 04/13/07                                          1,773                  1,770
      5.37%, 05/08/07                                            998                    993
      5.36%, 06/06/07                                          1,460                  1,446
Verizon Network Funding,
      5.40%, 04/02/07 (b)                                      1,000                  1,000
     5.41%, 04/04/07 (b)                                         725                    725
                                                                                  ---------
TOTAL COMMERCIAL PAPER                                                               62,756
Cost: $62,756

CORPORATE BONDS - 2.9%
Verizon Global Funding Corp., 6.125%, 06/15/07 (b)             2,500                  2,504
Cost: $2,504

MUNICIPAL NOTES - 7.6%
Massachusetts State Development
Finance Agency, 5.35%, 12/01/40 (c)                            3,000                  3,000
New York State Housing Finance
Agency, 5.32%, 11/15/29 (c)                                    3,500                  3,500
                                                                                  ----------
TOTAL MUNICIPAL NOTES                                                                 6,500
Cost: $6,500

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
FEDERAL HOME LOAN BANK - 3.0%
4.25%, 04/16/07                                                  870                    870
4.25%, 05/08/07                                                  750                    749
4.00%, 06/30/08                                                1,000                    993
                                                                                  ---------
                                                                                      2,612

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.9%
4.70%, 04/18/07                                                  750                    750

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.3%
4.75%, 08/03/07                                                2,000                  1,997
                                                                                  ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                              5,359
                                                                                  ---------
Cost: $5,359

TOTAL INVESTMENTS - 98.1%                                                            84,369
Cost: $84,369

Percentages indicated are based on net assets of $85,989.

(a) Restricted security which may not be publicly sold without registration under the Securities Act of 1933.

(b)   Rule 144A security.

(c) Variable rate security. The rate presented represents the rate in effect at March 31, 2007.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

ORGANIZATION

Citizens Funds (the "trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The trust offers the following funds (individually a "fund," collectively the "funds"):

            FUND                                                  SHORT NAME
---------------------------------------                 ------------------------------
CITIZENS CORE GROWTH FUND                               Core Growth Fund
CITIZENS EMERGING GROWTH FUND                           Emerging Growth Fund
CITIZENS SMALL CAP CORE GROWTH FUND                     Small Cap Core Growth Fund
CITIZENS VALUE FUND                                     Value Fund
CITIZENS GLOBAL EQUITY FUND                             Global Equity Fund
CITIZENS BALANCED FUND                                  Balanced Fund
CITIZENS INCOME FUND                                    Income Fund
CITIZENS MONEY MARKET FUND                              Money Market Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund and Value Fund offers two classes of shares: Standard shares and Institutional shares. The Small Cap Core Growth Fund, Balanced Fund, and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third-party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third-party pricing service which uses a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's NAV is calculated. The Global Equity Fund uses a fair value model developed by an independent third party pricing service in its valuation considerations for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS During the period, security transactions were accounted for no later than one business day following the trade date for purposes of calculating daily net asset values. For financial reporting purposes, however, security transactions are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

FOREIGN CURRENCY CONTRACTS Foreign currency contracts are used to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of foreign currency contracts is determined using the current rate of exchange. Foreign currency contracts open at period end are listed in the funds' portfolio holdings.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member bank of the Federal Reserve System and government securities dealers that are on the Federal Reserve Bank of New York's list of primary dealers, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FEDERAL INCOME TAX INFORMATION At March 31, 2007 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                       Net Unrealized
                                                           Tax Unrealized         Tax Unrealized        Appreciation/
          Fund                          Tax Cost            Appreciation           Depreciation         Depreciation
----------------------------          --------------       ---------------       ----------------    -----------------
Core Growth Fund                      $ 277,456,224         $ 21,247,118           $ 8,040,316         $  13,206,802
Emerging Growth Fund                    132,480,556           48,430,700             2,339,691            46,091,009
Small Cap Core Growth Fund               32,499,293            7,385,527               969,364             6,416,163
Value Fund                               48,535,687            8,379,620               545,638             7,833,982
Global Equity Fund                       63,078,094           18,248,309               372,823            17,875,486
Balanced Fund                            11,247,174              399,021               229,765               169,256
Income Fund                              47,391,772              190,444                96,722                93,722
Money Market Fund                        84,368,696                    -                     -                     -

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citizens Funds

By  /s/ Sophia Collier
    -------------------------------------
      Sophia Collier
      President

Date  May 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Sophia Collier
     ------------------------------------
       Sophia Collier
       President

Date  May 25, 2007

By   /s/ Robert Silva
     ------------------------------------
       Robert Silva
       Assistant Treasurer

Date